Stock and Incentive Programs - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Shares Under Option
Outstanding at beginning of period	299
Cancelled/forfeited/expired	(2)
Outstanding at end of period	297	299
Vested and expected to vest at end of period	297
Exercisable at end of period	297
Weighted Average Exercise Price
Outstanding at beginning of period	$ 25.32
Cancelled/forfeited/expired	0
Outstanding at end of period	25.32	$ 25.32
Vested and expected to vest at end of period	25.32
Exercisable at end of period	$ 25.32
Weighted Average Remaining Contractual Term (years)
Outstanding	3 years 1 month 6 days	3 years 3 months 18 days
Vested and expected to vest at end of period	3 years 1 month 6 days
Exercisable at end of period	3 years 1 month 6 days
Aggregate Intrinsic Value
Outstanding	$ 0	$ 2
Vested and expected to vest at end of period	0
Exercisable at end of period	$ 0